INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Intangible assets consist

Intangible assets consist of the following at June 30, 2012 and December 31, 2011:

	2012	2011
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(107,143)	(75,000)
Intangible assets, net	$792,857	$825,000